AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 99.1%
Communication Services - 12.5%
Cars.com, Inc.*	1,226,333	$14,237,726
Lions Gate Entertainment Corp., Class A*	231,900	3,244,281
Meredith Corp.	35,200	771,936
The New York Times Co., Class A	215,495	10,686,397
Scholastic Corp.	312,900	8,063,433
TEGNA, Inc.	1,574,900	25,245,647

Total Communication Services		62,249,420
Consumer Discretionary - 15.8%
Adtalem Global Education, Inc.*	149,270	5,760,329
Cooper Tire & Rubber Co.	322,300	11,844,525
Lear Corp.	92,900	14,005,604
LKQ Corp.*	321,800	11,291,962
Magna International, Inc. (Canada)	226,700	15,925,675
Mattel, Inc.*	841,300	15,244,356
Whirlpool Corp.	22,400	4,146,016

Total Consumer Discretionary		78,218,467
Consumer Staples - 6.5%
Bunge, Ltd.	151,000	9,881,440
Hormel Foods Corp.	252,000	11,808,720
Molson Coors Beverage Co., Class B	205,700	10,317,912

Total Consumer Staples		32,008,072
Financials - 11.8%
The Charles Schwab Corp.	312,700	16,116,558
Cincinnati Financial Corp.	149,010	12,530,251
Northern Trust Corp.	175,100	15,617,169
Raymond James Financial, Inc.	144,300	14,419,899

Total Financials		58,683,877
Health Care - 18.0%
Agilent Technologies, Inc.	92,800	11,151,776
Biogen, Inc.*	36,100	10,202,221
PerkinElmer, Inc.	23,300	3,426,731
Quest Diagnostics, Inc.	83,200	10,745,280
Quidel Corp.*	32,900	8,256,913
ResMed, Inc.	53,600	10,804,152
Smith & Nephew PLC, ADR (United Kingdom)	150,200	6,347,452
Varex Imaging Corp.*	444,160	8,598,938
	Shares	Value

Varian Medical Systems, Inc.*	72,900	$12,799,053
Waters Corp.*	27,000	7,146,090

Total Health Care		89,478,606
Industrials - 12.0%
Copa Holdings, S.A., Class A (Panama)	144,100	11,149,017
Donaldson Co., Inc.	262,415	15,597,948
Hexcel Corp.	69,700	3,043,102
Pentair PLC (United Kingdom)	226,700	12,346,082
Werner Enterprises, Inc.	149,300	5,858,532
Westinghouse Air Brake Technologies Corp.	156,809	11,636,796

Total Industrials		59,631,477
Information Technology - 22.5%
Akamai Technologies, Inc.*	147,000	16,321,410
Check Point Software Technologies, Ltd. (Israel)*	126,350	16,139,949
Corning, Inc.	445,600	15,983,672
Cree, Inc.*	87,405	8,834,897
Juniper Networks, Inc.	703,300	17,174,586
National Instruments Corp.	180,400	7,468,560
Nokia Oyj ADR (Finland)*	3,119,700	14,225,832
Unisys Corp.*	170,178	4,065,552
Western Digital Corp.	197,900	11,167,498

Total Information Technology		111,381,956

Total Common Stocks (Cost $306,835,525)		491,651,875
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	2,501,226	2,501,226
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[1]	2,501,226	2,501,226
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	2,577,020	2,577,020

Total Short-Term Investments (Cost $7,579,472)		7,579,472
Total Investments - 100.6% (Cost $314,414,997)		499,231,347
Other Assets, less Liabilities - (0.6)%		(3,049,581)
Net Assets - 100.0%		$496,181,766

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$491,651,875	—	—	$491,651,875
Short-Term Investments
Other Investment Companies	7,579,472	—	—	7,579,472
Total Investments in Securities	$499,231,347	—	—	$499,231,347

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.